Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt outstanding	$ 1,956,850	$ 1,665,000	$ 2,028,993
Deferred financing charges	(26,670)	(25,205)	(34,838)
Term loan facility, discount	(2,128)	(2,184)	(3,633)
Short-term debt, including current portion of long-term debt	(12,600)	(9,000)	(60,345)
Long-term debt, net of current portion and deferred financing charges	$ 1,915,452	$ 1,628,611	$ 1,930,177
Weighted average interest rate		4.818%	6.259%
Senior Unsecured Notes (2026)
Debt Instrument [Line Items]
Interest Rate		4.50%
Total debt outstanding		$ 700,000
Senior unsecured notes
Debt Instrument [Line Items]
Interest Rate			7.875%
Total debt outstanding			$ 500,000
Term Loan Facility (2026)
Debt Instrument [Line Items]
Interest Rate		5.049%
Total debt outstanding		$ 900,000
Term Loan Facility (2023)
Debt Instrument [Line Items]
Interest Rate			5.729%
Total debt outstanding			$ 1,483,993
The Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate	0.00%	5.049%
Total debt outstanding	$ 0	$ 65,000
Revolving credit facility
Debt Instrument [Line Items]
Interest Rate			5.754%
Total debt outstanding		250,000	$ 5,000
The Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate			5.729%
Total debt outstanding			$ 40,000
Letter of credit
Debt Instrument [Line Items]
Total debt outstanding		$ 40,000